Financial Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2022 CNY (¥) Customer
Financial Risk Management [Line Items]
Customers represented percentage of revenue	10.00%	10.00%	10.00%
Number of customers accounted for revenues | Customer	0	0	0
Recurring Fair Value Measurement
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	0	0	¥ 0
Foreign Exchange Risk | USD
Financial Risk Management [Line Items]
Financial assets	18,000,000	9,000,000
Financial liabilities	1,000,000	2,000,000
Foreign Exchange Risk | RMB
Financial Risk Management [Line Items]
Financial assets	25,000,000	72,000,000
Financial liabilities	¥ 1,167,000,000	¥ 37,000,000
Equity Price Risk
Financial Risk Management [Line Items]
Effect of changes in equity price	5.00%	5.00%
Post-tax profit	¥ 13,000,000	¥ 17,000,000
Impact in other comprehensive income	725,000,000	327,000,000
Lease Liabilities Payable | Liquidity Risk | Less than 1 year
Financial Risk Management [Line Items]
contractual undiscounted cash flows	125,000,000	141,000,000
Lease Liabilities Payable | Liquidity Risk | Between 2 and 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	223,000,000	326,000,000
Lease Liabilities Payable | Liquidity Risk | Over 5 years
Financial Risk Management [Line Items]
contractual undiscounted cash flows	9,000,000	10,000,000
Senior Unsecured Notes | Less than 1 year
Financial Risk Management [Line Items]
Borrowings	2,258,000,000	100,000,000
Senior Unsecured Notes | Between 2 and 5 years
Financial Risk Management [Line Items]
Borrowings	288,000,000	2,437,000,000
Senior Unsecured Notes | Over 5 years
Financial Risk Management [Line Items]
Borrowings	¥ 3,666,000,000	¥ 3,683,000,000